Business combination - Trade receivable and Goodwill (Details) - DigitalGlobe - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 05, 2017
Business combination
Trade and other receivables, gross		$ 144.1
Estimated to be uncollectable		$ 1.9
Investment banking fees, legal, tax, consulting and other acquisition and integration costs	$ 59.9